Average Annual Total Returns - Class A C S I N T Shares - Janus Henderson Multi-Sector Income Fund	Class A Return Before Taxes 1 Year		Class A Return Before Taxes 5 Years		Class A Return Before Taxes Since Inception		Class A Return Before Taxes Inception Date		Class A Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class A Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class A Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class C Return Before Taxes 1 Year		Class C Return Before Taxes 5 Years		Class C Return Before Taxes Since Inception		Class C Return Before Taxes Inception Date		Class C Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class C Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class C Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class S Return Before Taxes 1 Year	Class S Return Before Taxes 5 Years	Class S Return Before Taxes Since Inception	Class S Return Before Taxes Inception Date	Class S Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class S Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class S Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes Since Inception	Class I Return Before Taxes Inception Date	Class I Return After Taxes on Distributions 1 Year	Class I Return After Taxes on Distributions 5 Years	Class I Return After Taxes on Distributions Since Inception	Class I Return After Taxes on Distributions Inception Date	Class I Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class I Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class I Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class I Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Class I Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class I Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class I Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class N Return Before Taxes 1 Year	Class N Return Before Taxes 5 Years	Class N Return Before Taxes Since Inception	Class N Return Before Taxes Inception Date	Class N Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class N Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class N Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class T Return Before Taxes 1 Year	Class T Return Before Taxes 5 Years	Class T Return Before Taxes Since Inception	Class T Return Before Taxes Inception Date	Class T Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class T Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class T Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception
Total	5.69%	[1]	4.26%	[1]	4.05%	[1]	Feb. 28, 2014	[1]	8.72%	3.05%	3.27%	9.12%	[2]	4.51%	[2]	4.15%	[2]	Feb. 28, 2014	[2]	8.72%	3.05%	3.27%	11.22%	5.29%	4.89%	Feb. 28, 2014	8.72%	3.05%	3.27%	11.19%	5.57%	5.20%	Feb. 28, 2014	8.94%	3.34%	2.95%	Feb. 28, 2014	6.59%	3.25%	2.95%	Feb. 28, 2014	8.72%	3.05%	3.27%	11.27%	5.61%	5.23%	Feb. 28, 2014	8.72%	3.05%	3.27%	10.90%	5.35%	4.98%	Feb. 28, 2014	8.72%	3.05%	3.27%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.